Marketable Securities And Other Investments (Schedule Of The Aggregate Carrying Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses And Fair Value Of Available-For-Sale And Held-To-Maturity Securities) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2016	Mar. 31, 2015
Schedule of Investments [Line Items]
Commercial paper	¥ 433	¥ 802
Cash and Cash Equivalents
Schedule of Investments [Line Items]
Commercial paper	433	¥ 802
Short-term Investments
Schedule of Investments [Line Items]
Commercial paper	¥ 4,999